UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(2) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)) for the reporting period from January 1, 2012 to March 31, 2012

May 14, 2012

(Date of report)

German American Capital Corporation

(Exact name of securitizer as specified in its charter)

025-00562	0001541294
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Helaine M. Kaplan, Managing Director, (212) 250-5279
(Name and telephone number, including area code, of the person to contact in connection with this filing)

☒	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

Item 1.02                      Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

German American Capital Corporation (“GACC”) has no activity to report, pursuant to Rule 15Ga-1(c)(2) (17 CFR 240.15Ga-1(c)(2)), for the quarterly period from January 1, 2012 to March 31, 2012.  On February 14, 2012, GACC made an initial filing of Form ABS-15G to disclose the activity that it was required to report, pursuant to Rule 15Ga-1(c)(1) (17 CFR 240.15Ga-1(c)(1)), for the three-year period ending December 31, 2011.

Explanatory Note:

We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 14, 2012	GERMAN AMERICAN CAPITAL CORPORATION
(Securitizer)

By:	/s/ Helaine M. Kaplan
Name: Helaine M. Kaplan
Title: Managing Director

By:	/s/ Natalie D. Grainger
Name: Natalie D. Grainger
Title: Vice President